Investments in an Equity Investee - Reconciliation of summarized financial information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net income	$ 454,954	$ 25,801
Carrying amount of investments as at June 30	3,645		$ 77,765
Gain on divestment of SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	151,256	91,628
Net income	69,177	67,919
Dividend declared	(157,274)
Deemed distribution		(690)
Other comprehensive income/(loss)	863	(2,573)
Closing net assets after non-controlling interests	64,022	156,284
Group's share of net assets	3,201	78,142
Discounting on dividend payable	212
Goodwill	279	2,744
Elimination of unrealized profits on downstream sales	(47)	(367)
Carrying amount of investments as at June 30	$ 3,645	$ 80,519	$ 77,765